Note 8 - Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Goodwill and Intangible Assets Disclosure [Text Block]

Note 8. Goodwill and Other Intangible Assets

(in thousands)

Changes in the carrying amount of goodwill during the years ended December 31 were as follows

Total
Balance at December 31, 2021	$13,030
Addition to goodwill from acquisition	-
Balance at December 31, 2022	13,030
Addition to goodwill from acquisition	-
Balance at December 31, 2023	$13,030

There were no changes to goodwill during the year ended December 31, 2023. The Company performed a goodwill impairment test for 2023 and concluded that no impairment charge was required.

The following table provides a summary of finite-lived intangible assets as of the dates presented:

	2023	2022
Core deposit intangible	$412	$521
Accumulated amortization	(111)	(109)
Total finite-lived intangible assets	$301	$412

Core deposit intangible amortization expense for the years ended December 31, 2023, 2022 and 2021 was $109, $109 and $109, respectively. The estimated amortization expense of finite-lived intangible assets for the five succeeding fiscal years is summarized as follows:

Year Ending
December 31,	Amount
2024	111
2025	111
2026	79
$301